Operating Segments - Reconciliation of Segment Revenues, Profit or Loss, Assets and Liabilities and Other Significant Items (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Revenue	₩ 65,154,636	₩ 60,186,867	₩ 52,939,771
Profit before income tax expense	3,616,016	4,095,051	1,411,609
Assets	78,776,991	79,785,629
Liabilities	32,104,377	32,458,904
Interest income	337,258	212,451	182,475
Interest expenses	(741,296)	(653,115)	(658,726)
Depreciation and amortization	(3,267,629)	(3,297,420)	(3,213,847)
Share of profit or loss of investment in associates		10,540	(88,677)
Share of profit or loss of investment in associates	112,635	10,540	(88,677)
Income tax expense	(1,683,630)	(1,185,740)	(379,544)
Impairment loss on property, plant and equipment and others	(1,451,397)	(302,967)	(368,939)
Impairment loss on available-for-sale financial assets		(123,214)	(248,404)
Other significant items	(6,694,059)	(5,339,465)	(4,775,662)
Reportable segments [member]
Disclosure of operating segments [line items]
Revenue	102,258,628	95,059,704	81,885,203
Profit before income tax expense	1,331,419	3,160,761	135,026
Assets	101,878,001	101,542,757	101,525,764
Liabilities	40,264,320	39,809,138	41,917,003
Interest income	373,926	280,488	245,454
Interest expenses	(863,560)	(757,963)	(759,001)
Depreciation and amortization	(3,325,415)	(3,360,366)	(3,276,416)
Share of profit or loss of investment in associates		(1,721)	(554,872)
Share of profit or loss of investment in associates	(1,049,335)	(1,721)	(554,872)
Income tax expense	(1,664,258)	(1,274,696)	(463,009)
Impairment loss on property, plant and equipment and others	(1,343,360)	(336,719)	(243,282)
Impairment loss on available-for-sale financial assets		(127,319)	(314,446)
Other significant items	(7,872,002)	(5,578,296)	(5,365,572)
Investments in subsidiaries, associates and joint ventures [member]
Disclosure of operating segments [line items]
Assets	15,272,243	15,555,972
Goodwill and corporate FV adjustments [member]
Disclosure of operating segments [line items]
Profit before income tax expense	(77,756)	(84,370)	(123,110)
Assets	2,722,115	3,368,333
Liabilities	321,320	483,693
Interest expenses	1,035	1,304	(807)
Depreciation and amortization	(103,932)	(106,195)	(104,949)
Share of profit or loss of investment in associates			(38,732)
Income tax expense	25,921	21,270	21,945
Impairment loss on property, plant and equipment and others	(779)	(867)
Other significant items	(77,755)	(84,488)	(122,543)
Elimination of inter-segment amounts [member]
Disclosure of operating segments [line items]
Revenue	(37,280,851)	(34,404,604)	(28,801,690)
Profit before income tax expense	638,401	(102,922)	1,036,253
Assets	11,079,608	10,330,159
Liabilities	(9,096,926)	(8,731,880)
Interest income	(36,668)	(68,037)	(62,979)
Interest expenses	121,229	103,544	101,082
Depreciation and amortization	161,718	169,141	167,518
Share of profit or loss of investment in associates		12,261	504,927
Share of profit or loss of investment in associates	1,161,970
Income tax expense	(32,420)	47,203	56,379
Impairment loss on property, plant and equipment and others	(107,258)	34,619	(125,657)
Impairment loss on available-for-sale financial assets		4,105	66,042
Other significant items	1,268,571	302,836	707,312
Income tax expense [member]
Disclosure of operating segments [line items]
Profit before income tax expense	1,670,757	1,206,223	384,685
Basis difference [member]
Disclosure of operating segments [line items]
Revenue	176,859	(468,233)	(143,742)
Profit before income tax expense	53,195	(84,641)	(21,245)
Assets	528,726	760,670
Liabilities	615,663	897,953
Income tax expense	(12,873)	20,483	5,141
Other significant items	₩ (12,873)	₩ 20,483	₩ 5,141